Schwab Capital Trust
Schwab Monthly Income Fund – Moderate Payout

Portfolio Holdings as of September 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 28.2%
Large-Cap 28.2%
Schwab Dividend Equity Fund	898,807	14,578,653

International Stocks 12.2%
Developed Markets 12.2%
Laudus International MarketMasters Fund *	210,791	6,268,915

Real Estate 7.4%
Global Real Estate 7.4%
Schwab Global Real Estate Fund	502,052	3,820,612

Fixed-Income Funds 50.2%
Intermediate-Term Bond 50.2%
Schwab U.S. Aggregate Bond Index Fund	2,480,553	25,946,585

Money Market Funds 0.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	425,169	425,296
Total Affiliated Underlying Funds (Cost $44,087,123)		51,040,061
SECURITY	NUMBER OF SHARES	VALUE ($)
UNAFFILIATED UNDERLYING FUNDS 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	665,230	665,230
Total Unaffiliated Underlying Funds (Cost $665,230)		665,230
Total Investments in Securities (Cost $44,752,353)		51,705,291

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

Schwab Monthly Income Fund – Moderate Payout
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund transactions with its affiliated underlying funds during the period ended September 30, 2021:
	VALUE AT 12/31/20	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/21	BALANCE OF SHARES HELD AT 9/30/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 28.2%
Large-Cap 28.2%
Schwab Dividend Equity Fund	$12,821,811	$1,916,526	($2,088,000)	($29,577)	$1,957,893	$14,578,653	898,807	$209,582

International Stocks 12.2%
Developed Markets 12.2%
Laudus International MarketMasters Fund	5,541,114	813,188	(442,000)	14,822	341,791	6,268,915	210,791	—

Real Estate 7.4%
Global Real Estate 7.4%
Schwab Global Real Estate Fund	3,296,631	522,957	(302,000)	7,141	295,883	3,820,612	502,052	106,844

Fixed-Income Funds 50.2%
Intermediate-Term Bond 50.2%
Schwab U.S. Aggregate Bond Index Fund	22,129,723	5,020,088	(463,000)	(11,324)	(728,902)	25,946,585	2,480,553	365,599

Money Market Funds 0.8%
Schwab Variable Share Price Money Fund, Ultra Shares	425,207	89	—	—	—	425,296	425,169	94
Total Affiliated Underlying Funds	$44,214,486	$8,272,848	($3,295,000)	($18,938)	$1,866,665	$51,040,061		$682,119

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At September 30, 2021, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Monthly Income Fund – Enhanced Payout

Portfolio Holdings as of September 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 19.0%
Large-Cap 19.0%
Schwab Dividend Equity Fund	1,157,331	18,771,908

International Stocks 8.7%
Developed Markets 8.7%
Laudus International MarketMasters Fund *	287,171	8,540,479

Real Estate 5.3%
Global Real Estate 5.3%
Schwab Global Real Estate Fund	682,293	5,192,249

Fixed-Income Funds 64.9%
Intermediate-Term Bond 64.9%
Schwab U.S. Aggregate Bond Index Fund	6,124,213	64,059,267

Money Market Funds 0.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	927,526	927,804
Total Affiliated Underlying Funds (Cost $85,500,824)		97,491,707
SECURITY	NUMBER OF SHARES	VALUE ($)
UNAFFILIATED UNDERLYING FUNDS 1.2% OF NET ASSETS

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	1,220,577	1,220,577
Total Unaffiliated Underlying Funds (Cost $1,220,577)		1,220,577
Total Investments in Securities (Cost $86,721,401)		98,712,284

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

Schwab Monthly Income Fund – Enhanced Payout
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund transactions with its affiliated underlying funds during the period ended September 30, 2021:
	VALUE AT 12/31/20	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/21	BALANCE OF SHARES HELD AT 9/30/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 19.0%
Large-Cap 19.0%
Schwab Dividend Equity Fund	$17,682,401	$3,054,879	($4,768,914)	$320,137	$2,483,405	$18,771,908	1,157,331	$286,341

International Stocks 8.7%
Developed Markets 8.7%
Laudus International MarketMasters Fund	7,778,377	2,162,432	(1,909,472)	114,369	394,773	8,540,479	287,171	—

Real Estate 5.3%
Global Real Estate 5.3%
Schwab Global Real Estate Fund	4,569,701	955,218	(790,750)	40,463	417,617	5,192,249	682,293	149,475

Fixed-Income Funds 64.9%
Intermediate-Term Bond 64.9%
Schwab U.S. Aggregate Bond Index Fund	57,885,337	15,607,238	(7,389,228)	(208,797)	(1,835,283)	64,059,267	6,124,213	964,348

Money Market Funds 0.9%
Schwab Variable Share Price Money Fund, Ultra Shares	927,610	194	—	—	—	927,804	927,526	205
Total Affiliated Underlying Funds	$88,843,426	$21,779,961	($14,858,364)	$266,172	$1,460,512	$97,491,707		$1,400,369

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At September 30, 2021, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Monthly Income Fund – Maximum Payout

Portfolio Holdings as of September 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.0% OF NET ASSETS

U.S. Stocks 10.3%
Large-Cap 10.3%
Schwab Dividend Equity Fund	749,326	12,154,071

International Stocks 4.7%
Developed Markets 4.7%
Laudus International MarketMasters Fund *	186,332	5,541,502

Real Estate 2.8%
Global Real Estate 2.8%
Schwab Global Real Estate Fund	443,048	3,371,599

Fixed-Income Funds 80.4%
Intermediate-Term Bond 80.4%
Schwab U.S. Aggregate Bond Index Fund	9,089,765	95,078,939

Money Market Funds 0.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	975,432	975,725
Total Affiliated Underlying Funds (Cost $111,472,514)		117,121,836
SECURITY	NUMBER OF SHARES	VALUE ($)
UNAFFILIATED UNDERLYING FUNDS 1.1% OF NET ASSETS

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	1,252,238	1,252,238
Total Unaffiliated Underlying Funds (Cost $1,252,238)		1,252,238
Total Investments in Securities (Cost $112,724,752)		118,374,074

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

Schwab Monthly Income Fund – Maximum Payout
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund transactions with its affiliated underlying funds during the period ended September 30, 2021:
	VALUE AT 12/31/20	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/21	BALANCE OF SHARES HELD AT 9/30/21	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.0% OF NET ASSETS

U.S. Stocks 10.3%
Large-Cap 10.3%
Schwab Dividend Equity Fund	$12,053,824	$1,500,452	($3,172,853)	$174,682	$1,597,966	$12,154,071	749,326	$176,119

International Stocks 4.7%
Developed Markets 4.7%
Laudus International MarketMasters Fund	5,542,048	1,409,002	(1,724,946)	126,017	189,381	5,541,502	186,332	—

Real Estate 2.8%
Global Real Estate 2.8%
Schwab Global Real Estate Fund	3,191,436	595,012	(698,000)	(56,892)	340,043	3,371,599	443,048	95,012

Fixed-Income Funds 80.4%
Intermediate-Term Bond 80.4%
Schwab U.S. Aggregate Bond Index Fund	89,008,829	19,161,958	(10,027,696)	(365,876)	(2,698,276)	95,078,939	9,089,765	1,368,139

Money Market Funds 0.8%
Schwab Variable Share Price Money Fund, Ultra Shares	975,521	204	—	—	—	975,725	975,432	216
Total Affiliated Underlying Funds	$110,771,658	$22,666,628	($15,623,495)	($122,069)	($570,886)	$117,121,836		$1,639,486

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At September 30, 2021, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Monthly Income Funds
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and mutual funds. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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